Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005450 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005450 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005450 | Visa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005450 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005450 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005450 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005450 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005450 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005450 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005450 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005450 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005450 | Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005450 | Diversified Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005450 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005450 | Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005450 | Security Brokers & Dealers
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005450 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005450 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005450 | Insurance Agents - Brokers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177205 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177205 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000177205 | Visa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177205 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177205 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177205 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177205 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177205 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177205 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177205 | Marsh & McLennan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177205 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000177205 | Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000177205 | Diversified Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177205 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000177205 | Asset Managers
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000177205 | Security Brokers & Dealers
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000177205 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000177205 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177205 | Insurance Agents - Brokers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%